Share-based compensation - Additional Information (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		6 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Sep. 30, 2023 shares	Dec. 31, 2021 shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 CNY (¥)
Share-based compensation
Aggregate fair value of options and restricted share units vested and recognized as expenses					¥ 694	$ 97	¥ 2,181
2014 Incentive Plan
Share-based compensation
Common shares reserved for issuance		5,500,000
Share available for grant					0	0
Number of extended shares vested but not exercised					136,880	136,880
Number of vested but not exercised					280,466	280,466
Extended term (in years)					1 year	1 year
2014 Incentive Plan | Maximum
Share-based compensation
Awards vesting period		4 years
Awards expiration period		10 years
2017 Incentive Plan
Share-based compensation
Common shares reserved for issuance	6,015,137
Share available for grant					144,827	144,827
2017 Incentive Plan | Maximum
Share-based compensation
Awards vesting period	4 years
Awards expiration period	10 years
2021 Incentive Plan
Share-based compensation
Common shares reserved for issuance				4,000,000
Share available for grant					28,293	28,293
2021 Incentive Plan | Maximum
Share-based compensation
Awards vesting period				4 years
Awards expiration period				10 years
2023 Incentive Plan
Share-based compensation
Common shares reserved for issuance			4,000,000
Share available for grant					2,694,360	2,694,360
2023 Incentive Plan | Maximum
Share-based compensation
Awards vesting period			4 years
Awards expiration period			10 years